Equity Method Investments (Details) - USD ($)		2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 26, 2025	Feb. 26, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 09, 2024	Feb. 09, 2023
Equity Method Investments [Line Items]
Equity Method Investment, Amount					$ 12,095,020	$ 10,636,544	$ 12,095,020
Impairment loss							454,679
Purchased interests			20,666,667			20,666,667
Preferred stock, value
Equity method investment payable					666,667		666,667
Cost of investment									$ 19,460,000
Estimated useful life			15 years			15 years
Intangible assets		$ 111,156		$ 166,733	611,356	$ 666,932
Recognized impairment loss	$ 0			160,788	9,196,682	259,579
Lab services MSO’s net income		$ 503,833		$ 274,202
Identified intangible assets					9,392,644	8,725,712	9,392,644
Goodwill					259,579	$ 0	259,579
Epicon Biotech Co. Ltd [Member]
Equity Method Investments [Line Items]
Equity Method Investment, Amount					0		0
Impairment loss							454,679
Investment in Epicon Biotech Co., Ltd. [Member]
Equity Method Investments [Line Items]
Impairment loss							$ (454,679)
Lab Services MSO [Member]
Equity Method Investments [Line Items]
Ownership percentage			40.00%			40.00%
Distribution of earnings from investment					0	$ 611,888
Lab Services MSO [Member]
Equity Method Investments [Line Items]
Lab services MSO’s net income			$ 40		$ 1,236,391	79,923
Series A Convertible Preferred Stock [Member]
Equity Method Investments [Line Items]
Preferred stock, value			9,000,000			9,000,000
Series B Convertible Preferred Stock [Member]
Equity Method Investments [Line Items]
Preferred stock, value			$ 11,000,000			$ 11,000,000
Issuance shares (in Shares)			11,000			11,000
Conversion price per share (in Dollars per share)			$ 56.7			$ 56.7
Aggregate of common stock (in Shares)			194,004			194,004
Series B Stated Value [Member]
Equity Method Investments [Line Items]
Equity method investment payable								$ 666,667
Minimum [Member] | Lab Services [Member]
Equity Method Investments [Line Items]
Ownership percentage						40.00%
Maximum [Member] | Lab Services [Member]
Equity Method Investments [Line Items]
Ownership percentage						60.00%
Series B Stated Value [Member]
Equity Method Investments [Line Items]
Preferred stock, value			$ 1,000			$ 1,000
Avalon Shangai [Member]
Equity Method Investments [Line Items]
Total ownership percentage	40.00%	40.00%			40.00%		40.00%
Jiangsu Unicorn Biological Technology Co., Ltd.[Member]
Equity Method Investments [Line Items]
Total ownership percentage	60.00%	60.00%			60.00%		60.00%